Related-Party Transactions (Tables)	3 Months Ended
Mar. 31, 2016
Related Party Transactions [Abstract]
Schedule of related party transactions
SUMMARY OF REVENUE AND EXPENSE TRANSACTIONS WITH TESORO (in millions)

	Three Months Ended March 31,
	2016	2015
Revenues (a)	$169	$148
Operating and maintenance expenses	38	30
Imbalance settlement gains and reimbursements from Tesoro (b)	7	8
General and administrative expenses	17	17

(a)	Tesoro accounted for 56% of our total revenues for both the three months ended March 31, 2016 and 2015.

(b)
Includes imbalance settlement gains of $1 million and $2 million for the three months ended March 31, 2016 and 2015, respectively. Also includes reimbursements from Tesoro pursuant predominantly to the Amended Omnibus Agreement and the Carson Assets Indemnity Agreement of $6 million for both the three months ended March 31, 2016 and 2015.